STRATEGIC ALLOCATION: CONSERVATIVE FUND
Fund Summary – Strategic Allocation: Conservative Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 22 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: CONSERVATIVE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	5.00%	1.00%	none	none
Maximum Account Fee	25	none	none		none	none	none	none
[1]	Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: CONSERVATIVE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.99%	0.79%	0.99%	0.99%	0.99%	0.99%	0.64%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.00%	0.80%	1.25%	2.00%	2.00%	1.50%	0.65%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: CONSERVATIVE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	102	319	553	1,225
INSTITUTIONAL CLASS	82	256	445	990
A CLASS	695	949	1,223	1,999
B CLASS	603	928	1,179	2,132
C CLASS	203	628	1,079	2,324
R CLASS	153	475	819	1,789
R6 CLASS	67	208	363	811

B Class (if shares not redeemed)
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: CONSERVATIVE FUND B CLASS	203	628	1,079	2,132

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. Strategic Allocation: Conservative seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	45%	47%	8%
Operating Range	39-51%	38-52%	5-20%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality.
Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•	Interest Rate Risk — Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline.

•
Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 8.56% Lowest Performance Quarter (4Q 2008): -7.82%
Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: CONSERVATIVE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		Investor Class Return Before Taxes	9.84%	9.35%	5.61%		Feb. 15, 1996
INVESTOR CLASS After Taxes on Distributions		Return After Taxes on Distributions	7.63%	8.38%	4.43%		Feb. 15, 1996
INVESTOR CLASS After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	6.79%	7.33%	4.28%		Feb. 15, 1996
INSTITUTIONAL CLASS		Institutional Class Return Before Taxes	10.06%	9.57%	5.82%		Aug. 01, 2000
A CLASS	[1]	A Class1 Return Before Taxes	3.31%	7.79%	4.74%		Oct. 02, 1996
B CLASS		B Class Return Before Taxes	4.72%	8.13%		4.77%	Sep. 30, 2004
C CLASS		C Class Return Before Taxes	8.72%	8.27%		4.76%	Sep. 30, 2004
R CLASS		R Class Return Before Taxes	9.32%	8.81%		5.12%	Mar. 31, 2005
S&P 500 Index		S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.93%	7.40%
Barclays Aggregate Bond Index		Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(2.02%)	4.44%	4.54%
Barclays U.S. 1-3 Month Treasury Bill Index		Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.05%	0.09%	1.59%
[1]	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

STRATEGIC ALLOCATION: MODERATE FUND
Fund Summary – Strategic Allocation: Moderate Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 22 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: MODERATE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	5.00%	1.00%	none	none
Maximum Account Fee	25	none	none		none	none	none	none
[1]	Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: MODERATE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.06%	0.86%	1.06%	1.06%	1.06%	1.06%	0.71%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.07%	0.87%	1.32%	2.07%	2.07%	1.57%	0.72%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: MODERATE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	109	341	591	1,306
INSTITUTIONAL CLASS	89	278	483	1,073
A CLASS	702	970	1,258	2,073
B CLASS	611	950	1,214	2,205
C CLASS	211	650	1,114	2,397
R CLASS	160	496	856	1,866
R6 CLASS	74	231	401	895

B Class (if shares not redeemed)
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: MODERATE FUND B CLASS	211	650	1,114	2,205

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. Strategic Allocation: Moderate seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	64%	31%	5%
Operating Range	53-73%	21-41%	0-15%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 5% of its assets in below investment-grade (high-yield) securities.
Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•	Interest Rate Risk — Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline.

•
Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. To the extent that Strategic Allocation: Moderate invests in below investment-grade (high-yield) securities, the fund takes on additional credit risk.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 11.17% Lowest Performance Quarter (4Q 2008): -13.29%
Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: MODERATE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		Investor Class Return Before Taxes	15.61%	12.35%	6.81%		Feb. 15, 1996
INVESTOR CLASS After Taxes on Distributions		Return After Taxes on Distributions	12.68%	11.35%	5.56%		Feb. 15, 1996
INVESTOR CLASS After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	10.47%	9.84%	5.31%		Feb. 15, 1996
INSTITUTIONAL CLASS		Institutional Class Return Before Taxes	15.68%	12.54%	7.00%		Aug. 01, 2000
A CLASS	[1]	A Class1 Return Before Taxes	8.55%	10.74%	5.92%		Oct. 02, 1996
B CLASS		B Class Return Before Taxes	10.24%	11.10%		6.07%	Sep. 30, 2004
C CLASS		C Class Return Before Taxes	14.20%	11.21%	5.74%		Oct. 02, 2001
R CLASS		R Class Return Before Taxes	14.78%	11.78%			Aug. 29, 2003
S&P 500 Index		S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.93%	7.40%
Barclays Aggregate Bond Index		Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(2.02%)	4.44%	4.54%
Barclays U.S. 1-3 Month Treasury Bill Index		Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.05%	0.09%	1.59%
[1]	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

STRATEGIC ALLOCATION: AGGRESSIVE FUND
Fund Summary – Strategic Allocation: Aggressive Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 22 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: AGGRESSIVE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	5.00%	1.00%	none	none
Maximum Account Fee	25	none	none		none	none	none	none
[1]	Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: AGGRESSIVE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.19%	0.99%	1.19%	1.19%	1.19%	1.19%	0.84%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.20%	1.00%	1.45%	2.20%	2.20%	1.70%	0.85%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: AGGRESSIVE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	123	382	660	1,454
INSTITUTIONAL CLASS	102	319	553	1,225
A CLASS	714	1,008	1,322	2,209
B CLASS	624	989	1,280	2,341
C CLASS	224	689	1,180	2,530
R CLASS	173	537	924	2,007
R6 CLASS	87	272	472	1,049

B Class (if shares not redeemed)
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: AGGRESSIVE FUND B CLASS	224	689	1,180	2,341

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. Strategic Allocation: Aggressive seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	79%	20%	1%
Operating Range	60-90%	10-30%	0-15%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade (high-yield) securities.
Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•	Interest Rate Risk — Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline.

•
Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. To the extent that Strategic Allocation: Aggressive invests in below investment-grade (high-yield) securities, the fund takes on additional credit risk.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 13.40% Lowest Performance Quarter (4Q 2008): -17.75%
Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns Strategic Asset Allocation Prospectus STRATEGIC ALLOCATION: AGGRESSIVE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		Investor Class Return Before Taxes	19.84%	14.44%	7.44%		Feb. 15, 1996
INVESTOR CLASS After Taxes on Distributions		Return After Taxes on Distributions	16.08%	13.44%	6.30%		Feb. 15, 1996
INVESTOR CLASS After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	13.37%	11.61%	5.93%		Feb. 15, 1996
INSTITUTIONAL CLASS		Institutional Class Return Before Taxes	20.18%	14.69%	7.65%		Aug. 01, 2000
A CLASS	[1]	A Class1 Return Before Taxes	12.73%	12.78%	6.53%		Oct. 02, 1996
B CLASS		B Class Return Before Taxes	14.64%	13.18%		6.74%	Sep. 30, 2004
C CLASS		C Class Return Before Taxes	18.55%	13.28%	6.36%		Nov. 27, 2001
R CLASS		R Class Return Before Taxes	19.24%	13.83%		6.77%	Mar. 31, 2005
S&P 500 Index		S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.93%	7.40%
Barclays Aggregate Bond Index		Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(2.02%)	4.44%	4.54%
Barclays U.S. 1-3 Month Treasury Bill Index		Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.05%	0.09%	1.59%
[1]	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

GLOBAL ALLOCATION FUND
Fund Summary
Investment Objective
The fund seeks total return. Total return includes capital appreciation plus dividend and interest income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Asset Allocation Prospectus GLOBAL ALLOCATION FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Asset Allocation Prospectus GLOBAL ALLOCATION FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fees (as a percentage of Assets)		1.36%	1.16%	1.36%	1.36%	1.36%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.81%	0.81%	0.81%	0.81%	0.81%
Expenses (as a percentage of Assets)		2.18%	1.98%	2.43%	3.18%	2.68%
Fee Waiver or Reimbursement	[1][2]	(0.93%)	(0.93%)	(0.93%)	(0.93%)	(0.93%)
Net Expenses (as a percentage of Assets)		1.25%	1.05%	1.50%	2.25%	1.75%
[1]	The advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver fluctuates depending on the fund’s daily allocations to other American Century funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.
[2]	Effective April 1, 2014, the advisor also agreed to waive an additional 0.24 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until March 31, 2015 and cannot terminate it without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Asset Allocation Prospectus GLOBAL ALLOCATION FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	128	448	791	1,758
INSTITUTIONAL CLASS	107	386	685	1,535
A CLASS	719	1,070	1,444	2,488
C CLASS	229	754	1,305	2,803
R CLASS	178	602	1,051	2,295

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments directly or indirectly among a broad range of global asset classes, including equity securities, debt securities, commodity-related investments and real estate-related investments. The fund also may invest in other alternative asset classes, such as currencies or volatility. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Except as described below, the fund has no geographic limits on where it may invest.

•
The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio and diversify the fund’s equity investments among small, medium and large companies.

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The fixed-income portion of the fund represents a diverse range of debt securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield). The fixed-income portion of the fund also may include asset-backed and mortgage-backed securities.

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The fund’s commodity-related investments may include securities of companies engaged in commodity-related businesses, as well as investments providing exposure to underlying commodities. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

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The fund’s real estate-related investments may provide exposure to securities issued by real estate investment trusts (REITs) or companies engaged in the real estate industry. REITs invest primarily in income-producing real estate or make loans to persons involved in the real estate industry.

Although the fund expects to maintain exposure to each of these asset classes, investment disciplines and categories, the fund is not required to allocate its assets in any fixed proportion. The portfolio managers regularly review the fund’s investments, as well as global macroeconomic conditions and various market valuation metrics, and may make tactical asset allocation changes to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective.
To gain exposure to the various asset classes, the fund may invest in varying combinations of other American Century funds (affiliated funds), unaffiliated funds such as exchange-traded funds (ETFs), securities and other financial instruments. The fund may invest up to 100% of its assets in affiliated and unaffiliated funds (acquired funds).
The fund will invest directly or indirectly at least 40% (unless market conditions are not deemed favorable by the advisor, in which case the fund would invest at least 30%) of its assets in foreign investments. The fund will allocate its assets among at least three different countries (one of which may be the United States). The fund’s foreign investments may include securities of issuers located in developed and emerging market countries, as well as foreign currencies.
As described above, the fund may seek exposure to alternative asset classes such as volatility. The fund may invest in volatility indices as a potential hedge against equity market risk.
The fund may effect short sales of securities and/or ETFs primarily for hedging purposes or to manage the fund’s asset class exposure. The fund also may invest in derivative instruments provided that such investments are in keeping with the fund’s investment objective. For example, the fund may use foreign currency exchange contracts to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. The fund also may invest in futures contracts for hedging purposes or to gain exposure to a particular asset class.

Principal Risks

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Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

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Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•	Interest Rate Risk — Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline.

•
Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by the fund could have a similar effect.

•
Foreign Securities Risk — The fund may be affected by political, social or economic events, or natural disasters occurring in a country where the fund invests, which could cause the fund’s investments in that country to experience gains or losses. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Because of these risks and others, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of issuers located in emerging market countries is generally riskier than investing in securities of issuers located in developed foreign countries.

•
Currency Risk — The fund is subject to the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the fund’s holdings may be significant depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Currency trends are unpredictable, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed.

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Commodity Investing Risk — The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities.  The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indexes. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

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Real Estate Investing Risk — The fund’s real estate-related investments may subject the fund to risks similar to those associated with direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the securities it owns and other factors generally affecting the securities market.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
The blended index is considered the benchmark for Global Allocation. It combines two widely known indices. The MSCI All Country World Investable Market Index represents 60% of the blended index, and the Barclays Global Aggregate Bond Index represents the remaining 40%.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2013):4.56% Lowest Performance Quarter (2Q 2013): -3.13%
Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns Strategic Asset Allocation Prospectus GLOBAL ALLOCATION FUND	Label	1 Year	Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	6.26%	7.35%	Jan. 31, 2012
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	5.82%	6.93%	Jan. 31, 2012
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.78%	5.58%	Jan. 31, 2012
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	6.56%	7.59%	Jan. 31, 2012
A CLASS	A Class Return Before Taxes	(0.11%)	3.81%	Jan. 31, 2012
C CLASS	C Class Return Before Taxes	5.13%	6.27%	Jan. 31, 2012
R CLASS	R Class Return Before Taxes	5.65%	6.78%	Jan. 31, 2012
MSCI All Country World Investable Market Index	MSCI All Country World Investable Market Index (reflects no deductions for fees, expenses or taxes)	23.55%	17.18%	Jan. 31, 2012
Barclays Aggregate Bond Index	Barclays Global Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(2.60%)	(0.03%)	Jan. 31, 2012
Blended Index	Blended Index (reflects no deductions for fees, expenses or taxes)	12.47%	10.12%	Jan. 31, 2012